COMMON-CONTROL TRANSACTION - ASC 805-50	12 Months Ended
Dec. 31, 2023
Business Combination and Asset Acquisition [Abstract]
COMMON-CONTROL TRANSACTION - ASC 805-50

NOTE 6 – COMMON-CONTROL TRANSACTION - ASC 805-50

Livento Group, LLC Transfer 100% of its shares to Nugene International Inc in exchange of A class voting shares and C class shares, of net assets, this was an exchange of equity interests between entities under the control of the same parent.

Nugene International Inc, recognize the net assets received at historical carrying amounts, as reflected in the parent’s financial statements of Livento Group, LLC.

On January 26, 2020, Emergent, LLC (“Emergent”), a Nevada LLC controlled by Milan I Hoffman, was appointed the custodian of the Company and proceeded to revive the Company’s existence and resolve its outstanding indebtedness. This was completed as to all indebtedness except for one convertible rate promissory note of $120,000. In March 14th, 2022, Ms. Hoffman sold her Series A Preferred stock in the Company and certain shares of Series C Preferred Stock to Livento Group, LLC, a limited liability company formed by Mr. Stybr in 2020, for $200,000. Also in March 2022, Mr. Stybr, agreed to contribute Livento Group, LLC to the Company in exchange for a transfer to him of the Series A Preferred Stock which gave Mr. Stybr voting control of the Company. Mr. Stybr was the sole member and man-ager of Livento Group LLC prior to such transfer, and has over $19,000,000 invested in the enti-ty. The Series C Preferred Stock purchased by Livento Group, LLC was cancelled shortly after it was acquired by Livento. Following such cancellation, Livento Group LLC, and Mr. Stybr, owned/controlled 100 shares of Series A Preferred Stock of the Company, which has 51% voting rights. As a result of these transactions our current operations are the operations of Livento Group, LLC.

Concentration of Revenues

Livento Group, Inc. & Livento Group LLC

Profit & Loss Prev. Years Comparison

Accrual Basis

As of December 31, 2023, December 31, 2022, and December 31, 2021

	Dec 30, 2023	Dec 31, 2022	Dec 31, 2021
Ordinary Income/Expense
Income
Revenues	1,966,202	1,966,202	1,840,866
Sales Discounts	0	0	0
Total Income	2,005,789	1,966,202	1,840,866

Cost of Goods Sold
Merchant Account Fees	0	0	0
Professional fees RTS	1,074,694	393,879	345,000
Amortization RTS	1,865,862	1,677,410	714,589
Total COGS	2,940,555	2,071,289	1,059,589

Gross Profit	(934,767)	(105,087)	781,277

Expense
Advertising & marketing	339,230	55,112	0
Computer and Internet Expenses	0	0	334,500
Bank Charges	10,443	1,048	267
Commissions & fees	65,035	15,292	0
Contract labor	516,835	129,467	0
Contractors	5,475	5,500	0
General business expenses	32,815	33,073	0
Interest paid	0	21,954	0
Legal & accounting services	126,241	55,272	0
Professional Fees	209,563	120,750	574,009
Office expenses	6,896	2,421	0
Payroll expenses	191,000	42,000	0
Rent	5,544	3,366	87,100
Travel	19,238	7,093	0
Uncategorized Expense	4,081,376	0	0
Total Expense	5,611,673	482,347	995,876

Net Ordinary Income	(6,546,440)	(587,434)	(214,598)

Other Income/Expense
Other Income	57	100,001	0
Other Expense	(231)	(276)	281
Net Other Income	288	100,277	(281)

Net Income	(6,546,152)	(487,158)	(214,879)